STOCK-BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
STOCKHOLDERS' EQUITY
Shares available for grant, beginning	1,470,092	3,000,000
Additional shares authorized	1,000,000	0
Granted	(1,717,204)	(1,529,908)
Cancelled	69,167	0
Shares available for grant, ending	822,055	1,470,092
Number of options outstanding, beginning	1,529,908	0
Number of options granted		1,529,908
Number of options cancelled		0
Number of options outstanding, ending		1,529,908
Weighted average exercise price outstanding, beginning	$ .86	$ .00
Weighted average exercise price granted	2.25	.86
Weighted average exercise price cancelled	2.25	.00
Weighted average exercise price outstanding, ending	$ 1.58	$ .86